employee benefits expense (Tables)	12 Months Ended
Dec. 31, 2023
employee benefits expense
Schedule of employee benefits expense

Years ended December 31 (millions)	Note	2023	2022
Employee benefits expense – gross
Wages and salaries		$5,763	$4,800
Share-based compensation [1]	14	172	194
Pensions – defined benefit [2]	15(a)	62	101
Pensions – defined contribution	15(f)	130	120
Restructuring costs [1]	16(a)	440	81
Employee health and other benefits		284	257
		6,851	5,553
Capitalized internal labour costs, net
Contract acquisition costs	20
Capitalized		(91)	(92)
Amortized		93	83
Contract fulfilment costs	20
Capitalized		(24)	(11)
Amortized		4	2
Property, plant and equipment		(366)	(379)
Intangible assets subject to amortization		(319)	(257)
		(703)	(654)
		$6,148	$4,899

1	For the year ended December 31, 2023, $(1) (2022 – $7) of share-based compensation in the digitally-led customer experiences segment was included in restructuring costs.
2	For the year ended December 31, 2023, $10 (2022 – $NIL) of defined benefit pension expense for the TELUS technology solutions segment was included in restructuring and other costs.